Leases (Details) - Schedule of maturity analysis of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	$ 4,772	$ 5,230
Less than one year [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	1,307	1,238
1 to 2 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	1,100	1,002
2 to 3 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	849	806
3 to 5 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	1,485	1,436
6 and thereafter [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	$ 31	$ 748